Segment and Geographic Information - Schedule of Revenue by Geographic Region (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Revenue by Geographic Region [Line Items]
Total revenue	$ 203,825	$ 219,786	$ 271,518
Long-lived assets	78,276	74,687
U S [Member]
Schedule of Revenue by Geographic Region [Line Items]
Total revenue	115,034	123,550	138,515
Long-lived assets	13,340	2,560
EMEA [Member]
Schedule of Revenue by Geographic Region [Line Items]
Total revenue	50,089	60,706	93,243
Long-lived assets	14,937	13,279
Asia Pacific [Member]
Schedule of Revenue by Geographic Region [Line Items]
Total revenue	21,509	22,006	24,396
Long-lived assets	298	359
Other [Member]
Schedule of Revenue by Geographic Region [Line Items]
Total revenue	17,193	13,524	$ 15,364
Israel [Member]
Schedule of Revenue by Geographic Region [Line Items]
Long-lived assets	$ 49,701	$ 58,489